As filed with the U.S. Securities and Exchange Commission on July 3, 2019
File No. 333-182274
File No.: 811-22310

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 112
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 114

ETF Managers Trust
(Exact Name of Registrant as Specified in Charter)

30 Maple Street, 2nd Floor
Summit, New Jersey 07901
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code)
(877) 756-7873

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
(Name and Address of Agent for Service)

Copy to:
Eric Simanek, Esq.
Sullivan & Worcester LLP
1666 K Street NW
Washington, DC 20006

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 112 to the ETF Managers Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 111 on Form N‑1A filed June 24, 2019. This PEA No. 112 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 111 to the Trust’s Registration Statement for its series: ETFMG Sit Ultra Short ETF.

PART C: OTHER INFORMATION

ETF Managers Trust

ITEM 28. EXHIBITS

(a)	(1)
Certificate of Trust dated June 30, 2009, as filed with the state of Delaware on July 1, 2009, for ETF Managers Trust (the “Trust” or the “Registrant”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission (the “SEC”) on June 22, 2012.

	(2)
Certificate of Amendment dated May 25, 2016 to the Registrant’s Certificate of Trust dated June 30, 2009, as filed with the State of Delaware on May 31, 2016, is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

	(3)
Registrant’s Agreement and Declaration of Trust, adopted June 30, 2009, is incorporated herein by reference to Exhibit (a)(3) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

	(4)
Amendment dated June 20, 2016 to the Registrant’s Agreement and Declaration of Trust, adopted June 30, 2009, is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

(b)
Registrant’s By-Laws, adopted October 1, 2012, are incorporated herein by reference to Exhibit (b) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

(c)		Not applicable.
(d)	(1)
Amended and Restated Advisory Agreement dated June 24, 2016 between the Trust and ETF Managers Group LLC is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on August 25, 2016.

	(2)
Amended Schedule A to the Amended and Restated Advisory Agreement is incorporated herein by reference to Exhibit (d) (2) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

	(3)
Sub-Advisory Agreement between ETF Managers Group LLC and EquBot LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

	(4)
Sub-Advisory Agreement between ETF Managers Group LLC and Sit Fixed Income Advisors II, LLC is incorporated herein by reference to Exhibit (d) (4) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(e)	(1)
Amended and Restated Distribution Agreement dated December 26, 2017 between the Trust and ETFMG Financial, LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 20, 2017.

	(2)
Amendment No. 2 to the Amended and Restated Distribution Agreement is incorporated herein by reference to Exhibit (e) (2) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(f)		Not applicable.
(g)	(1)
Amended and Restated Custody Agreement dated December 19, 2017 between the Trust and U.S. Bank National Association (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

	(2)
Second Amendment to the Amended and Restated Custody Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g) (2) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

	(3)
Prime Brokerage Account Agreement between the Trust and Wedbush Securities Inc. (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

(h)	(1)	(a)
Amended and Restated Fund Administration Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

		(b)
Second Amendment to the Amended and Restated Fund Administration Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h) (1) (b) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

	(2)
Form of Sub-License Agreement is incorporated herein by reference to Exhibit (h)(4) to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 20, 2012.

	(3)	(a)
Amended and Restated Transfer Agent Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

		(b)
Second Amendment to the Amended and Restated Transfer Agent Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h) (3) (b) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

	(4)	(a)
Amended and Restated Fund Accounting Servicing Agreement dated December 19, 2017 between the Trust and U.S. Bancorp Fund Services, LLC (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

		(b)
Second Amendment to the Amended and Restated Fund Accounting Servicing Agreement (with respect to all series except for the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h) (4) (b) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

	(5)
Securities Lending Agreement dated January 8, 2016 between the Trust and U.S. Bank National Association LLC (with respect to all series except for the ETFMG Alternative Harvest ETF, ETFMG Prime Junior Silver ETF and ETFMG Sit Ultra Short ETF) is incorporated herein by reference to Exhibit (h)(11) to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 28, 2016.

	(6)
Fund Administration Servicing Agreement between the Trust and ETF Managers Group LLC (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

	(7)
Transfer Agency and Service Agreement between the Trust, Computershare Trust Company, N.A. and Computershare Inc. (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

	(8)
Fund Accounting Servicing Agreement between the Trust and ETF Managers Group LLC (with respect to the ETFMG Alternative Harvest ETF) is incorporated herein by reference to Exhibit (h)(8) to Post-Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 19, 2018.

(i)	(1)
Legal Opinion and Consent for AI Powered Equity ETF is incorporated herein by reference to Exhibit (i)(9) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

	(2)
Legal Opinion and Consent for ETFMG Alternative Harvest ETF is incorporated herein by reference to Exhibit (i)(10) to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on December 20, 2017.

	(3)
Legal Opinion and Consent for ETFMG Prime Junior Silver ETF, ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Drone Economy Strategy ETF, ETFMG Video Game Tech ETF, BlueStar TA-BIGITech Israel Technology ETF and Etho Climate Leadership U.S. ETF is incorporated herein by reference to Exhibit (i)(4) to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on January 26, 2018.

	(4)
Legal Opinion and Consent for Rogers AI Global Macro ETF is incorporated herein by reference to Exhibit (i)(5) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

(5)
Legal Opinion and Consent for ETFMG Sit Ultra Short ETF is incorporated herein by reference to Exhibit (i) (5) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(j)		Consent to reference independent registered public accountant – not applicable.
(k)		Not applicable.
(l)		Not applicable.
(m)
Amended and Restated Rule 12b-1 Plan is incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(n)		Not applicable.
(o)		Not applicable.
(p)	(1)
Code of Ethics of the Trust, ETFMG Financial LLC, and ETF Managers Group LLC is incorporated herein by reference to Exhibit (p) (1) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(2)
Code of Ethics of EquBot LLC is incorporated herein by reference to Exhibit (e) to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on September 28, 2017.

(3)
Code of Ethics of Sit Fixed Income Advisors II, LLC is incorporated herein by reference to Exhibit (p) (3) to Post-Effective Amendment No. 111 to the Registrants Registration Statement on Form N-1A, as filed with the SEC on June 24, 2019.

(q)	(1)
Power of Attorney dated October 29, 2014 for Terry Loebs is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 4, 2014.

(2)
Power of Attorney dated March 28, 2018 for Jared Chase is incorporated herein by reference to Exhibit (q)(2) to Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on June 8, 2018.

 ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

Not Applicable.

ITEM 30. INDEMNIFICATION

The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s or officer’s performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

ETF Managers Group LLC (the “Adviser”) serves as the investment adviser for each series of the Trust. The principal address of the Adviser is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

EquBot LLC serves as investment sub-adviser for the AI Powered Equity ETF. The principal address of EquBot LLC is 450 Townsend Street, San Francisco, California 94107.

Sit Fixed Income Advisors II, LLC serves as investment sub-adviser for the ETFMG Sit Ultra Short ETF. The principal address of Sit Fixed Income Advisors II, LLC is 3300 IDS Center, 80 South 8th Street, Minneapolis, Minnesota 55402.

Each of the above entities is an investment adviser registered with the SEC under the Investment Advisers Act of 1940.

This Item incorporates by reference each firm’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. The Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.  Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the firms below is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
ETF Managers Group LLC	801-107165
EquBot LLC	801-110987
Sit Fixed Income Advisors II, LLC	801-55201

Item 32.  Principal Underwriter.

(a)       ETF Managers Trust is the only investment company for which ETFMG Financial LLC acts as a principal underwriter.

(b)       To the best of Registrant’s knowledge, the directors and executive officers of ETFMG Financial LLC are as follows:

Name*	Position with Underwriter	Positions with Fund
Samuel R. Masucci III	Chief Executive Officer	Trustee, President and Secretary
John M. Creighton	FINOP	None
Reshma J. Amin	Chief Compliance Officer	Chief Compliance Officer
* The principal business address for each of the above individuals is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901.

(c)       Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

State the name and address of each person maintaining principal possession of each account, book or other document required to be maintained by section 31(a) of the 1940 Act Section 15 U.S.C. 80a-30(a) and the rules under that section.

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

(a) Registrant:	ETF Managers Trust 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(b) Adviser:	ETF Managers Group 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(c) Sub-Adviser	EquBot LLC 450 Townsend Street San Francisco, California 94107
(d) Sub-Adviser	Sit Fixed Income Advisors II, LLC 3300 IDS Center, 80 South 8th Street Minneapolis, Minnesota 55402
(e) Principal Underwriter:	ETFMG Financial LLC 30 Maple Street, 2nd Floor Summit, New Jersey 07901
(f) Custodian:	U.S. Bank National Association Custody Operations 1555 North Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of Summit, State of New Jersey, on July 3, 2019.

ETF Managers Trust

By:	/s/ Samuel Masucci, III
Samuel Masucci, III
Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity indicated on July 3, 2019.

Signature	Title

/s/ Samuel Masucci, III	Trustee and President (principal executive officer)
Samuel Masucci, III

/s/ John A. Flanagan	Treasurer (principal financial officer and principal accounting officer)
John A. Flanagan

/s/ Jared Chase*	Trustee
Jared Chase

/s/ Terry Loebs*	Trustee
Terry Loebs

/s/ Samuel Masucci, III
*Samuel Masucci, III, Power of Attorney

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE